Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Schedule Of Segment Reporting Information By Segment Abstract
Revenue	$ 2,832		$ 699
Operating expenses excluding salaries and share-based compensation:
Cost of revenue (exclusive of depreciation and amortization below)	48		5
Research and development	8,372		3,016
General and administrative	7,989		980
Sales and marketing	1,208		24
Salaries and share-based compensation expense	11,004		8,173
Depreciation and amortization	1,617		1,277
Interest (income) expense, net	190		(553)
Other segment items	(6,992)		(18)
Net loss	$ (20,604)	$ (12)	$ (12,205)